UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23418

John Hancock GA Mortgage Trust

(Exact name of registrant as specified in charter)

197 Clarendon Street, Boston, Massachusetts 02116 (Address of principal executive offices) (Zip code)

Heidi Knapp

Treasurer

197 Clarendon Street

Boston, Massachusetts 02116

(Name and address of agent for service) Registrant's telephone number, including area code: 617-378-1870

Date of fiscal year end:	December 31
Date of reporting period:	December 31, 2021

ITEM 1. REPORTS TO STOCKHOLDERS

John Hancock GA Mortgage Trust

Annual Report

December 31, 2021

John Hancock GA Mortgage Trust

December 31, 2021

John Hancock GA Mortgage Trust

Portfolio summary 12-31-21

Portfolio Composition as of 12-31-21 (% of net assets)

Commercial mortgage loans	90.8
U.S. Government	3.9
Short-term investments and other	5.3
Top 10 Issuers as of 12-31-21 (% of net assets)
POP 3 Ravinia LLC	6.5
Regent Garden Associates LLC	6.1
One Biscayne Tower LLC	5.7
U.S. Treasury	3.9
Downtown Woodinville LLC	3.4
Voyager RV Resort MHC	2.1
5021 St. LLC	1.9
LB PCH Associates LLC	1.7
THF Greengate Development LP	1.5
Plaza Inv. LP	1.5
TOTAL	34.3

Cash and cash equivalents are not included.

John Hancock GA Mortgage Trust

Portfolio of investments 12-31-21

	Rate (%) Maturity date		Par value^	Value

Commercial mortgage loans (A) 90.8%				$1,895,168,754
(Cost $1,819,604,691)
1131 Wilshire Boulevard LLC	3.520	05-01-31	4,647,947	4,625,660
1360 Summitridge RS LLC	3.500	09-01-30	4,500,000	4,540,469
1419 Potrero LLC	3.660	09-01-30	5,663,989	5,584,127
1600 Dove LP + GS 1600 Dove LLC	3.670	06-01-31	4,458,440	4,529,877
1635 Divisadero Medical Building LLC	3.950	06-01-30	5,545,546	5,744,514
1635 Divisadero Medical Building LLC	6.000	06-01-30	10,855,473	12,831,820
192 Investors LLC	3.750	08-01-29	17,000,000	18,456,662
5021 St. LLC	4.390	09-01-40	33,033,084	39,553,584
655 Kelton LLC	2.270	04-01-31	5,118,716	4,983,178
701 Cottontail Lane Associates LLC	3.680	04-01-46	4,425,890	4,337,190
801 West End Avenue Corp.	2.440	04-01-31	5,500,000	5,342,101
8421 Lyndale Avenue South LLC	2.580	11-01-28	5,200,000	5,099,167
900 Wilshire Boulevard LLC	3.080	07-01-31	11,600,000	11,716,174
955 995 Stewart Drive LLC	2.360	01-01-32	20,000,000	19,613,300
Accord/Pac Members LLC	3.500	09-01-40	8,602,833	8,453,006
American Fork OW LLC	2.900	02-10-36	5,500,000	5,401,363
Americana on the River LLC	2.970	05-01-36	5,531,881	5,537,733
Arboretum LLC	2.800	01-01-29	5,900,000	5,889,929
Artesia Capital II LLC	2.470	01-01-29	5,000,000	4,956,210
Avamer 57 Fee LLC	2.310	11-01-26	10,000,000	9,851,710
Aventura at Mid Rivers LLC	2.390	02-01-31	4,609,773	4,510,911
Aventura at Richmond LLC	2.210	01-01-31	4,010,766	3,894,442
Avondale Siesta Pointe Apartments LP	2.550	03-01-33	3,539,474	3,429,981
Bandicoot LLC	2.950	06-01-30	15,000,000	15,149,070
Bayside Square Investments LLC	3.480	03-01-42	11,900,000	11,950,846
Berkshire Apartments LLC	2.660	03-01-46	6,067,673	5,968,982
Beverly West Square Associates LP	5.560	12-01-30	8,304,256	9,721,660
Bgn Properties Palm Gate LP	2.860	07-01-32	7,000,000	7,008,951
Bigos Cedars Lakeside LLC	2.530	11-01-31	6,400,000	6,249,254
Bref-Masters Cove LLC	3.070	06-01-29	6,100,000	6,038,344
Burroughs LPM LP	2.980	01-01-36	12,674,459	12,312,869
BW Logan LLC	6.370	04-01-28	3,177,505	3,651,309
Bwp Crown Valley 1 LLC	3.020	12-01-49	15,000,000	14,890,209
Canton R2g Owner LLC	2.810	03-01-29	7,300,000	7,271,706
Capri Apartments LLC	3.360	04-01-30	6,500,000	6,821,854
Carriage Way LLC	3.520	08-01-31	3,974,797	4,005,657
Castlewood Associates LLC	2.870	04-01-31	5,000,000	4,941,035
Caton House Apartments LLC	2.740	09-01-36	3,978,425	3,959,416
Central Way Plaza LLC	2.910	03-01-32	10,000,000	10,105,981
Chandler Property Development Associates LP	2.550	03-01-33	7,668,861	7,431,625
Chimney Top LLC	2.910	02-01-29	6,800,000	6,816,379
CIP Group of Homestead LLC	3.060	06-01-33	6,730,259	6,680,455
CJ's Pinemeadows Apartments LP	3.380	07-01-41	9,919,193	10,079,368
CLAGB LLC	2.680	02-01-36	5,890,175	5,718,995
Colt Street Partners LLC	3.290	01-01-35	10,000,000	10,026,330
Columbia Cochran Commons LLC	5.790	03-01-24	3,721,062	4,046,242
Commerce Industrial Park LLC	2.750	12-01-31	15,000,000	14,952,285
Copperstone Apartments LP	2.880	04-01-39	5,955,933	5,975,010

The accompanying notes are an integral part of the financial statements.

John Hancock GA Mortgage Trust

Portfolio of investments 12-31-21

	Rate (%) Maturity date		Par value^	Value
Corp. Center West Associates LLC	3.650	04-01-35	12,500,000	$13,346,413
CR Ballantyne LLC	3.290	06-01-36	6,200,000	6,425,866
Creekside at Amherst Apartments LLC	3.380	09-01-31	11,459,790	12,182,697
Cross Keys Development Company	2.550	10-01-33	13,000,000	12,693,356
Crossing Company LP	2.780	10-01-31	6,600,000	6,537,280
Delphi Investors LLC	2.520	01-01-31	9,795,845	9,506,192
DNP Regio LLC	3.110	10-01-36	12,457,847	12,266,868
Downtown Woodinville LLC	3.830	06-01-29	65,000,000	71,699,355
Draper Southpoint Apartments LLC	2.520	04-01-31	5,909,983	5,738,641
DTN Waters House LLC	3.300	08-01-31	5,300,000	5,328,466
Eastwood Apartments of Springdale LP	2.490	01-01-36	2,657,209	2,589,099
Edgewater Park Real Estate Associates LLC	2.890	08-01-36	8,400,000	8,609,395
Edgewater Partnership LP	5.200	04-01-25	2,489,426	2,003,507
Edina Crosstown Medical LLC	3.230	06-01-41	13,454,205	13,850,525
Elizabeth Lake Estates LLC	2.920	05-01-31	5,136,211	5,112,610
Fairfield 35 Pinelawn LLC	3.450	01-01-42	7,200,000	7,232,854
Fairgrounds Apartments LP	2.490	01-01-36	3,036,810	2,958,970
Forest Meadows Villas, Ltd.	2.770	12-01-35	2,301,195	2,226,629
Fountainview Terrace Apartments	2.900	07-01-41	4,430,378	4,477,039
FPACP3 Greenville LLC	3.440	03-01-30	8,950,000	9,356,375
Fredwood LLLP	2.740	09-01-36	4,077,886	4,058,402
Gadberry Courts LP	3.330	05-01-32	6,875,766	6,965,536
GALTG Partners LP	6.850	07-01-25	17,579,311	20,440,414
Gateway MHP, Ltd.	3.950	07-01-29	9,558,410	10,425,912
Gateway Village Plaza LP	3.420	07-01-31	5,800,000	5,964,853
Georgetown Mews Owners Corp.	2.870	01-01-36	7,218,262	7,022,387
Grande Apartments LP	3.380	07-01-41	8,629,698	8,778,957
Greenhouse Apartments LP	3.380	07-01-41	9,919,193	10,079,368
Harbor Breeze LP	2.400	11-01-31	5,000,000	4,905,555
Harborgate LLC	2.610	01-01-31	9,796,092	9,537,201
Industry West Commerce Center LLC	2.810	03-01-41	9,838,964	9,494,590
J J Carson LLC	2.950	11-01-31	12,000,000	11,771,760
JGK Garden Grove LP	2.790	02-01-32	3,500,000	3,513,245
Joliet Hillcrest Shopping Center LLC	3.700	06-01-25	10,265,448	10,744,033
Kimberly Partners of Albany LP	2.920	12-01-30	4,959,371	4,839,706
KIR Torrance LP	3.375	10-01-22	21,886,346	22,342,392
La Costa Vista LLC	2.610	04-01-31	4,926,094	4,790,803
Lassen Associates LLC	3.020	07-01-31	5,300,000	5,453,583
LB PCH Associates LLC	4.140	10-01-25	28,657,382	30,844,943
LB PCH Associates LLC	4.680	10-01-25	4,232,095	4,525,608
Manoa Shopping Center Associates LP	7.060	03-01-30	6,415,297	7,859,118
Meadow and Central LP	3.100	01-01-32	4,000,000	3,979,100
Medical Oaks Pavilion PH III, Ltd.	3.000	11-01-40	10,077,930	9,803,780
Meramec Station Big Bend Investors LLC	2.780	05-01-41	4,694,443	4,647,174
Mesa Broadway Property LP	2.550	03-01-33	4,719,299	4,573,308
Midway Manor Apartments LP	2.400	11-01-31	3,200,000	3,139,555
Mill Pond, Ltd.	2.870	06-01-36	7,123,747	7,115,598
Montrose Manor Apartments LLC	2.740	09-01-36	5,669,256	5,642,168
Nat City Spe, LLC	3.980	02-01-35	2,000,000	2,006,184
National City Plaza	4.110	03-01-35	8,600,000	9,225,349

The accompanying notes are an integral part of the financial statements.

John Hancock GA Mortgage Trust

Portfolio of investments 12-31-21

	Rate (%) Maturity date		Par value^	Value
Newton Executive Park LP	2.570	10-01-33	4,968,051	$4,892,958
Niederst Portage Towers LLC	2.670	12-01-31	6,800,000	6,722,079
Northbridge Park Company OP, Inc.	3.640	06-01-51	9,609,946	9,973,519
Northland Monterra LLC	2.890	07-01-31 13,500,000		13,608,230
Northridge Garden Associates LLC	3.020	07-01-31	5,300,000	5,453,583
Nostalgia Properties LLC	3.040	05-01-31 16,600,000		16,604,532
Olympic Mills Commerce Center LLC	4.060	03-01-36 11,453,906		12,927,417
One Biscayne Tower LLC	3.260	08-01-26 115,000,000		119,662,330
Orangewood Properties, Ltd.	2.940	07-01-31	8,600,000	8,650,697
Pademelon LLC	3.000	06-01-30	6,000,000	6,055,278
Parc Center Drive Joint Venture	5.480	02-01-32	2,432,297	2,853,469
Penndel Apartments LP	3.270	06-01-31	5,742,606	5,779,192
Pepperward Apartments LLC	2.180	01-01-27	4,100,000	4,064,199
Pepperwood Apartments LLC	2.890	10-01-30	3,500,000	3,386,292
Plantation Crossing Apartments LLC	3.040	09-01-31	5,073,858	5,084,889
Platypus LLC	2.950	06-01-30	4,000,000	4,048,768
Plaza Inv. LP	3.910	05-01-26 28,498,371		30,592,859
Plum Grove Rolling Meadows LLC	2.920	03-01-36	3,500,000	3,433,203
POP 3 Ravinia LLC	4.460	01-01-42 115,500,000		136,347,288
Price Greenbriar Plano LLC	3.240	05-01-31	8,000,000	8,086,288
Prime/Scrc Spe, LLC	2.650	12-01-31 10,000,000		9,923,870
Quay Works LLC	2.730	12-01-36 12,000,000		11,807,887
Raamco Broadwater LLC	3.090	07-01-31	4,400,000	4,418,154
Regency Apartments Vancouver LLC	2.250	04-01-31	4,921,588	4,826,356
Regent Garden Associates LLC	3.250	03-10-35 120,783,208		126,614,621
Rehco Loan LLC	3.000	11-01-51	5,191,077	5,150,737
Rep 2035 LLC	3.260	12-01-35 17,000,000		16,460,573
Richmar II Apartments LLC	2.930	08-01-36	9,930,277	10,153,430
RLIF International Parkway SPE LLC	2.890	12-01-33 11,100,000		11,071,747
Rose Gardens Senior LP	3.330	05-01-32	8,618,918	8,731,447
S/K 53 Brunswick Associates LLC	3.160	04-01-31	6,412,382	6,245,712
Sebring Associates/Excelsior Two LLC	2.950	03-08-51	9,842,688	9,535,429
SF Mansfield LLC	2.990	04-01-33	5,000,000	4,859,175
SF Stapleton LLC	2.850	03-01-31	4,680,000	4,522,696
Silverado Ranch Centre LLC	7.500	06-01-30	6,244,289	7,664,496
Skotdal Mutual LLC	2.860	06-15-31	6,508,922	6,589,099
Spring Park Apartments	3.440	10-01-31 17,100,000		17,770,542
St. Indian Ridge LLC	6.590	08-01-29	5,324,123	6,263,522
Stony Island Plaza	3.620	10-01-34	5,700,000	5,956,808
Styertowne Shopping Center LLC	6.060	03-01-24 12,748,141		13,900,025
Sunnyside Marketplace LLC	3.420	04-01-30	7,254,020	7,527,627
Switch Building Investors II LP	2.690	06-01-36	4,863,757	4,956,898
Tanecap 1 LP	2.690	09-01-31	4,972,804	4,857,096
The Enclave LLC	2.940	05-01-31	5,000,000	4,951,570
The Fairways at Derby Apartments, Ltd.	2.560	01-01-37	6,385,665	6,244,753
The Links at Columbia LP	2.720	05-01-41 18,286,143		17,850,915
The Links at Rainbow Curve LP	4.300	10-01-22 15,128,712		15,517,641
The Trails at the Crossings Apartments, Ltd.	2.800	01-01-42 18,200,000		18,055,274
THF Greengate Development LP	6.320	10-01-25 27,836,766		31,976,260
Tivoli Orlando Associates, Ltd.	6.750	10-01-27	11,763,992	14,287,309

The accompanying notes are an integral part of the financial statements.

John Hancock GA Mortgage Trust

Portfolio of investments 12-31-21

	Rate (%) Maturity date		Par value^	Value
Town Center Associates	2.790	03-01-29	4,700,000	$4,713,615
Trail Horse Partners LLC	2.690	04-01-31	6,405,189	6,225,472
Tualatin Industrial Invest LLC	3.580	09-01-29	12,500,000	13,252,950
Valley Square I LP	5.490	02-01-26	16,116,316	17,557,340
Villages at Clear Springs Apartments	3.340	10-01-29	15,000,000	15,534,555
Volunteer Parkridge LLC	3.020	05-01-31	5,500,000	5,477,725
Voyager RV Resort MHC	4.100	06-01-29	40,125,469	43,832,822
Warehouse Associates Corp. Centre Shepherd, Ltd.	3.140	02-01-31	8,700,000	8,493,827
Warwick Devco LP	2.880	07-01-33	7,117,527	7,192,005
West Linn Shopping Center Associates LLC	3.160	01-01-32	8,100,000	8,113,584
West Valley Properties, Inc.	2.780	12-01-36	7,000,000	6,986,000
WG Opelousas LA LLC	7.290	05-01-28	1,323,012	1,612,336
White Oak Subsidiary LLC	4.900	07-01-24	7,963,521	8,640,412
White Oak Subsidiary LLC	8.110	07-01-24	12,910,862	14,988,414
Windsor Place Apartments	3.530	02-01-32	9,200,000	9,627,257
Woodlane Place Townhomes LLC	2.900	05-05-35	9,661,016	9,707,630
Woods I LLC	3.100	07-01-30	7,280,426	7,378,465
Woods Mill Park Apartments LLC	2.610	02-01-41	4,936,338	4,789,857
WPC Triad LLC	2.960	04-01-31	5,000,000	4,836,090

U.S. Government and Agency obligations 3.9%				$81,847,903
(Cost $81,637,796)
U.S. Government 3.9%				81,847,903

U.S. Treasury
Note	1.250	08-15-31	21,200,000	20,752,811
Note	1.375	11-15-31	61,800,000	61,095,092
	Yield*
	(%) Maturity date		Par value^	Value

Short-term investments 7.6%				$159,377,732
(Cost $159,377,259)
U.S. Government 4.0%				83,790,211
U.S. Treasury Bill	0.041	02-03-22	5,000,000	4,999,871
U.S. Treasury Bill	0.041	03-17-22	15,000,000	14,998,320
U.S. Treasury Bill	0.043	02-10-22	7,300,000	7,299,749
U.S. Treasury Bill	0.043	02-17-22	11,900,000	11,899,554
U.S. Treasury Bill	0.044	02-17-22	10,000,000	9,999,625
U.S. Treasury Bill	0.045	01-27-22	16,800,000	16,799,691
U.S. Treasury Bill	0.045	02-08-22	4,700,000	4,699,865
U.S. Treasury Bill	0.085	05-26-22	6,100,000	6,097,722
U.S. Treasury Bill	0.135	06-16-22	7,000,000	6,995,814
		Yield (%)	Shares	Value
Short-term funds 3.6%				75,587,521

State Street Institutional U.S. Government Money Market Fund, Premier
Class		0.0250(B)	75,587,521	75,587,521

Total investments (Cost $2,060,619,746) 102.3%				$2,136,394,389
Other assets and liabilities, net (2.3%)				(47,797,265)
Total net assets 100.0%				$2,088,597,124

The accompanying notes are an integral part of the financial statements.

John Hancock GA Mortgage Trust

Portfolio of investments 12-31-21

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

^All par values are denominated in U.S. dollars unless otherwise indicated.

Security Abbreviations and Legend

(A)Securities are valued using significant unobservable inputs and are classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.

(B)The rate shown is the annualized seven-day yield as of 12-31-21.

*Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

At 12-31-21, the aggregate cost of investments for federal income tax purposes was $2,061,317,608. Net unrealized appreciation aggregated to $75,076,781, of which $85,873,556 related to gross unrealized appreciation and $10,796,775 related to gross unrealized depreciation.

The accompanying notes are an integral part of the financial statements.

Financial statements

John Hancock GA Mortgage Trust

Statement of assets and liabilities 12-31-21

Assets
Unaffiliated investments, at value (Cost $2,060,619,746)	$2,136,394,389
Cash	525
Interest receivable	5,061,609
Receivable for fund shares issued	50,000,000
Other assets	151
Total assets	2,191,456,674

Liabilities
Distributions payable	16,707,072
Payable for investments purchased	84,292,242
Payable to affiliates
Investment management fees	1,104,938
Accounting and legal services fees	216,284
Other liabilities and accrued expenses	539,014
Total liabilities	102,859,550
Net assets	$2,088,597,124

Net assets consist of
Paid-in capital	$2,014,713,299
Total distributable earnings	73,883,825
Net assets	$2,088,597,124
Net asset value per share
Based on 100,239,171 shares of beneficial interest outstanding - unlimited number of shares authorized with no
par value	$20.84

The accompanying notes are an integral part of the financial statements.

John Hancock GA Mortgage Trust

Statement of operations for the year ended 12-31-21

Investment income
Interest	$53,053,177
Other income	1,621,139
Total investment income	54,674,316

Expenses
Investment management fees	3,897,681
Accounting and legal services fees	952,749
Transfer agent fees	60,956
Trustees' fees	67,870
Custodian fees	390,047
Mortgage servicing fees	205,690
Professional fees	459,992
Other	134,826
Total expenses	6,169,811
Net investment income	48,504,505

Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(713,245)
(713,245)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(71,425,528)
(71,425,528)
Net realized and unrealized loss	(72,138,773)
Decrease in net assets from operations	$(23,634,268)

The accompanying notes are an integral part of the financial statements.

John Hancock GA Mortgage Trust

Statement of changes in net assets

	Year ended	Year ended
	12-31-21	12-31-20

Increase (decrease) in net assets
From operations
Net investment income	$48,504,505	$39,215,403
Net realized gain (loss)	(713,245)	19,582,366
Change in net unrealized appreciation (depreciation)	(71,425,528)	74,955,115
Increase (decrease) in net assets resulting from operations	(23,634,268)	133,752,884
Distributions to shareholders
From net investment income and net realized gain	(48,962,766)	(57,834,240)
From tax return of capital	—	(71,857,660)
Total distributions	(48,962,766)	(129,691,900)
From fund share transactions
Fund shares issued	620,000,000	330,000,000
Total increase	547,402,966	334,060,984
Net assets
Beginning of year	1,541,194,158	1,207,133,174
End of year	$2,088,597,124	$1,541,194,158

Share activity
Shares outstanding
Beginning of year	70,818,797	55,767,276
Shares issued	29,420,374	15,051,521
End of year	100,239,171	70,818,797

The accompanying notes are an integral part of the financial statements.

John Hancock GA Mortgage Trust

Statement of cash flows for the year ended 12-31-21

Cash flows from operating activities

Net decrease in net assets from operations	$(23,634,268)
Adjustments to reconcile net decrease in net assets from operations to net cash used in operating activities:
Long-term investments purchased	(1,299,710,861)
Long-term investments sold	648,413,274
Net purchases and sales in short-term investments	(65,783,836)
Net amortization of premium (discount)	1,413,182
(Increase) Decrease in assets:
Interest receivable	(1,428,308)
Receivable for investments sold	47,189,309
Other assets	(151)
Increase (Decrease) in liabilities:
Payable for investments purchased	8,411,055
Payable to affiliates	67,102
Other liabilities and accrued expenses	170,046
Net change in unrealized (appreciation) depreciation on:
Unaffiliated investments	71,425,528
Net realized (gain) loss on:
Unaffiliated investments	713,245
Net cash used in operating activities	$(612,754,683)

Cash flows provided by (used in) financing activities
Distributions to shareholders	$(32,255,694)
Fund shares issued	645,000,000
Net cash flows provided by financing activities	$612,744,306
Net decrease in cash	$(10,377)
Cash at beginning of year	$10,902
Cash at end of year	$525

The accompanying notes are an integral part of the financial statements.

John Hancock GA Mortgage Trust

Financial highlights

Period ended	12-31-21	12-31-20	12-31-191

Per share operating
performance
Net asset value,
beginning of period	$21.76	$21.65	$20.00
Net investment income2	0.58	0.65	0.67
Net realized and
unrealized gain (loss) on
investments	(0.95)	1.56	1.74
Total from investment
operations	(0.37)	2.21	2.41
Less distributions
From net investment
income	(0.55)	(0.69)	(0.65)
From net realized gain	—3	(0.22)	(0.11)
From tax return of capital	—	(1.19)	—
Total distributions	(0.55)	(2.10)	(0.76)
Net asset value, end of
period	$20.84	$21.76	$21.65
Total return (%)	(1.70)	11.00	12.124
Ratios and
supplemental data
Net assets, end of period
(in millions)	$2,089	$1,541	$1,207
Ratios (as a percentage
of average net assets):
Expenses	0.35	0.39	0.405
Net investment income	2.74	2.98	3.275
Portfolio turnover (%)	38	33	47

1Period from 1-11-19 (commencement of operations) to 12-31-19.

2Based on average daily shares outstanding.

3Less than $0.005 per share.

4Not annualized.

5Annualized.

The accompanying notes are an integral part of the financial statements.

John Hancock GA Mortgage Trust

Notes to financial statements 12-31-21

1. Organization

John Hancock GA Mortgage Trust (the fund) is a Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a closed-end, non-diversified management investment company. The investment objective of the fund is to generate current income, and to a lesser extent, capital appreciation.

The fund is only offered to "accredited investors" within the meaning of Regulation D under the Securities Act of 1933 (the 1933 Act), non-U.S. investors within the meaning of Regulation S under the 1933 Act, and other investors eligible to invest in a private placement.

2. Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are valued at the end of each month at a minimum. The Board of Trustees oversees the process of the fund's valuation of its portfolio securities, assisted by the fund's Pricing Committee (composed of officers of the Trust), which calculates fair value determinations pursuant to procedures adopted by the Board. The fund invests primarily in mortgage loans that do not have readily ascertainable market prices. Assets that are not publicly traded or whose market prices are not readily available are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. In connection with that determination, portfolio valuations will be prepared in accordance with the fund's valuation policy using proprietary models. In certain instances, valuations may be obtained from independent valuation firms.

Valuation techniques include net present value and discounted cash flow models, comparison with similar instruments for which observable market prices exist and other valuation models. Assumptions and inputs used in valuation techniques include risk-free and benchmark interest rates, credit spreads and other inputs used in estimating discount rates.

For mortgage investments, the fund uses proprietary valuation models, which are developed from recognized US GAAP valuation approaches under ASC 820. Some or all of the significant inputs into these models may be unobservable and are derived either from observable market prices or rates or are estimated based on unobservable assumptions. Valuation models that employ significant unobservable inputs require a higher degree of management judgment and estimation in the determination of fair value. Management judgment and estimation are usually required for the selection of the appropriate valuation model to be used, determination of expected future cash flows on the financial instrument being valued, determination of the probability of counterparty default and prepayments and selection of appropriate discount rates.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's

John Hancock GA Mortgage Trust

Notes to financial statements 12-31-21

own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

Mortgage investments are measured at fair value based on the present value of the expected cash flows of the mortgage. There are no quoted prices in active markets. Assumptions and inputs used in the valuation of mortgage investments include prepayment estimates, determination of the discount rate based on the risk-free interest rate adjusted for credit risk (including estimation of probability of default), liquidity and any other adjustments that the manager believes that a third-party market participant would take into account in pricing a transaction. Mortgage investment valuations rely primarily on the use of significant unobservable inputs, including credit assumptions, which require significant judgment and, accordingly, are classified as Level 3.

Other debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Other debt obligations are generally classified as Level 2.

Investments in open-end mutual funds are valued at their respective net asset values each business day and are generally classified as Level 1.

The following is a summary of the values by input classification of the fund's investments as of December 31, 2021 by major security category or type:

			Level 2	Level 3
	Total		Significant	Significant
	value at	Level 1	observable	unobservable
	12-31-21	quoted price	inputs	inputs
Investments in securities:
Assets
Commercial mortgage loans	$1,895,168,754	—	—	$1,895,168,754
U.S. Government and Agency obligations	81,847,903	—	$81,847,903	—
Short-term investments	159,377,732	$75,587,521	83,790,211	—
Total investments in securities	$2,136,394,389	$75,587,521	$165,638,114	$1,895,168,754

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. There were no transfers into or out of Level 3 during the period.

Commercial mortgage loans
Balance as of 12-31-20	$1,364,756,773
Purchases	658,800,001
Sales	(57,868,637)
Realized gain (loss)	2,656,840
Net amortization of (premium) discount	(1,581,279)
Change in unrealized appreciation (depreciation)	(71,594,944)
Balance as of 12-31-21	$1,895,168,754
Change in unrealized appreciation (depreciation) at period end*	$(67,952,232)

*Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at the period end.

The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the fund's Level 3 securities are outlined in the table below.

John Hancock GA Mortgage Trust

Notes to financial statements 12-31-21

	Fair Value		Significant
	at 12-31-21	Valuation technique	unobservable inputs	Input/Range	Input weighted average*

Commercial mortgage	$1,895,168,754	Discounted cash flow	Discount rate	0.55% - 9.41%	2.70%
loans

*A weighted average is an average in which each input in the grouping is assigned a weighting before summing to a single average value. The weighting of the input is determined based on a security's fair value as a percentage of the total fair value.

A change to unobservable inputs of the fund's Level 3 securities as of December 31, 2021 could have resulted in changes to the fair value measurement, as follows:

	Impact to Valuation	Impact to Valuation
Significant Unobservable Input	if input had increased	if input had decreased

Discount rate	Decrease	Increase

Due to the inherent uncertainty of determining the fair value of Level 3 investments, the fair value of the investments may differ significantly from the values that would have been used had a ready market for such securities existed and may differ materially from the values that may ultimately be received or settled. Further, such investments will generally be subject to legal and other restrictions, or otherwise will be less liquid than publicly traded instruments. If the fund is required to liquidate a portfolio investment in a forced or liquidation sale, the fund might realize significantly less than the value at which such investment will have been previously been recorded. The fund's investments will be subject to market risk. Market risk is the potential for changes in the value due to market changes. Market risk is directly impacted by the volatility and liquidity in the markets in which the investments are traded.

Commercial mortgage loans. The fund invests in commercial mortgage loans, and to a lesser extent, mezzanine loans and B-notes (to the extent permitted by the fund's investment restrictions), which are secured by multifamily, commercial or other properties and are subject to risks of delinquency and foreclosure and risks of loss. Commercial real estate loans are generally not fully amortizing, which means that they may have a significant principal balance or balloon payment due on maturity. Full satisfaction of the balloon payment by a commercial borrower is heavily dependent on the availability of subsequent financing or a functioning sales market, as well as other factors such as the value of the property, the level of prevailing mortgage rates, the borrower's equity in the property and the financial condition and operating history of the property and the borrower. In certain situations, and during periods of credit distress, the unavailability of real estate financing may lead to default by a commercial borrower. In addition, in the absence of any such takeout financing, the ability of a borrower to repay a loan secured by an income-producing property will depend upon the successful operation of such property rather than upon the existence of independent income or assets of the borrower. If the net operating income of the property is reduced, the borrower's ability to repay the loan may be impaired. Furthermore, the fund may not have the same access to information in connection with investments in commercial mortgage loans, either when investigating a potential investment or after making an investment, as compared to publicly traded securities.

Commercial mortgage loans are usually non-recourse in nature. Therefore, if a commercial borrower defaults on the commercial loan, then the options for financial recovery are limited in nature. To the extent the underlying default rates with respect to the pool or tranche of commercial real estate loans in which the fund directly or indirectly invests increase, the performance of the fund investments related thereto may be adversely affected. Default rates and losses on commercial loans will be affected by a number of factors, including global, regional and local economic conditions in the area where the properties are located, the borrower's equity in the underlying property and/or assets and the financial circumstances of the borrower. A decline in specific real estate or credit markets may result in higher delinquencies and defaults. In the event of default, the lender will have no right to assets beyond collateral attached to the commercial mortgage loan. In certain instances, a negotiated settlement or an amendment to the terms of the commercial loan are

John Hancock GA Mortgage Trust

Notes to financial statements 12-31-21

the only options before an ultimate foreclosure on the commercial property. A foreclosure is costly and often protracted by litigation and bankruptcy restrictions. The ultimate disposition of a foreclosed property may also yield a price insufficient to cover the cost of the foreclosure process and the balance attached to the defaulted commercial loan.

In the event of any default under a mortgage or real estate loan held directly by the fund, it will bear a risk of loss of principal to the extent of any deficiency between the value of the collateral and the principal and accrued interest of the mortgage or real estate loan, which could have a material adverse effect on the profitability of the fund. In the event of the bankruptcy of a mortgage or real estate loan borrower, the mortgage or real estate loan to such borrower will be deemed to be secured only to the extent of the value of the underlying collateral at the time of bankruptcy (as determined by the bankruptcy court), and the lien securing the mortgage or real estate loan will be subject to the avoidance powers of the bankruptcy trustee or debtor-in-possession to the extent the lien is unenforceable under state law. Additionally, in the event of a default under any senior debt, the junior or subordinate lender generally forecloses on the equity, purchases the senior debt or negotiates a forbearance or restructuring arrangement with the senior lender in order to preserve its collateral.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Certain mortgage related fees, such as amendment fees and commitment fees, are recorded as Other income when earned. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Overdrafts. Pursuant to the custodian agreement, the fund's custodian may, in its discretion, advance funds to the fund to make properly authorized payments. When such payments result in an overdraft, the fund is obligated to repay the custodian for any overdraft, including any costs or expenses associated with the overdraft. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

Expenses. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Statement of cash flows. A Statement of cash flows is presented when a certain percentage of the fund's investments is classified as Level 3 in the fair value hierarchy. Information on financial transactions that have been settled through the receipt and disbursement of cash is presented in the Statement of cash flows. The cash amount shown in the Statement of cash flows is the amount included in the fund's Statement of assets and liabilities and represents the cash on hand at the fund's custodian and does not include any short-term investments.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, net capital losses of $701,246 that are a result of security transactions occurring after October 31, 2021, are treated as occurring on January 1, 2022, the first day of the fund's next taxable year.

John Hancock GA Mortgage Trust

Notes to financial statements 12-31-21

As of December 31, 2021, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends quarterly. Capital gain distributions, if any, are typically distributed annually.

The tax character of distributions for the years ended December 31, 2021 and 2020 was as follows:

	December 31, 2021	December 31, 2020
Ordinary Income	$48,556,732	$42,753,767
Long-term capital gains	406,034	15,080,473
Tax Return of Capital	—	71,857,660
Total	$48,962,766	$129,691,900

As of December 31, 2021, there were no distributable earnings on a tax basis.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. The fund had no material book-tax differences at December 31, 2021.

3. Guarantees and indemnifications

Under the fund's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

4. Fees and transactions with affiliates

Manulife Investment Management Private Markets (US) LLC (the Advisor) serves as investment advisor for the fund. The fund does not have a principal underwriter. The fund has entered into a Placement Agency Agreement with John Hancock Distributors, LLC (the Distributor), an affiliate of the Advisor, to offer to sell shares of the fund. The Advisor and Distributor are wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays an annual fee rate of 0.22% of average net assets, accrued daily and paid quarterly in arrears.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These accounting and legal services fees incurred for the year ended December 31, 2021 amounted to an annual rate of 0.05% of the fund's average net assets.

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates.

John Hancock GA Mortgage Trust

Notes to financial statements 12-31-21

Co-investment. Pursuant to an Exemptive Order issued by the SEC on June 25, 2019, the fund is permitted to negotiate certain investments with entities with which it would be restricted from doing so under the 1940 Act, such as the Advisor and its affiliates. The fund is permitted to co-invest with affiliates if certain conditions are met. For example, the Advisor makes an independent determination of the appropriateness of the investment for the fund. Also, a "required majority" (as defined in the 1940 Act) of the fund's independent trustees make certain conclusions in connection with a co-investment transaction as set forth in the order, including that (1) the terms of the transactions, including the consideration to be paid, are reasonable and fair to the fund and shareholders and do not involve overreaching by the fund or shareholders on the part of any person concerned and (2) the transaction is consistent with the interests of shareholders and is consistent with the fund's investment objective and strategies. During the year ended December 31, 2021, investments entered into by the fund pursuant to the exemptive order amounted to $633,800,000.

5. Fund share transactions

Affiliates of the fund owned 100% of shares of the fund on December 31, 2021.

6. Purchase and sale of securities

Purchases and sales of securities, other than short-term investments and U.S. Treasury obligations, amounted to $658,800,001 and $57,868,637, respectively, for the year ended December 31, 2021. Purchases and sales of U.S. Treasury obligations aggregated $640,910,860 and $590,544,637, respectively, for the year ended December 31, 2021.

7. Coronavirus (COVID-19) pandemic

The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of John Hancock GA Mortgage Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of John Hancock GA Mortgage Trust (the "Fund"), including the portfolio of investments, as of December 31, 2021, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the two years in the period ended December 31, 2021 and the period from January 11, 2019 (commencement of operations) through December 31, 2019 and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund at December 31, 2021, the results of its operations and cash flows for the year then ended, the statements of changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the two years in the period ended December 31, 2021 and the period from January 11, 2019 (commencement of operations) through December 31, 2019, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund's internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more John Hancock investment companies since 2019.

Boston, Massachusetts

February 18, 2022

John Hancock GA Mortgage Trust

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended December 31, 2021.

The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.

The fund paid $405,978 in long term capital gain dividends.

Qualified Interest Income ("QII") and Qualified Short-Term Capital Gain ("QSTCG")

NonResident Alien ("NRA") shareholders are normally subject to a 30% (or lower tax treaty rate depending on the country) NRA withholding tax on income and short-term capital gain dividends paid by a mutual fund, unless such dividends are designated as qualified interest income or qualified short-term capital gains, and therefore exempt from NRA withholding tax. Under the American Jobs Creation Act of 2004, the following percentages of ordinary dividends paid during the fiscal year ended December 31, 2021 are considered to be derived from "qualified interest income," as defined in Section 871(k)(1)(E) of the Code. Further, the following percentages of ordinary dividends paid during the fiscal year ended December 31, 2021 are considered to be derived from "qualified short-term capital gain," as defined in Section 871(k)(2)(D) of the Code.

John Hancock GA Mortgage Trust
	Q1	Q2	Q3	Q4
QII	98.28%	97.73%	93.80%	98.50%
QSTCG	—	—	—	—

John Hancock GA Mortgage Trust

Board considerations (unaudited)

Evaluation of Advisory Agreement by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock GA Mortgage Trust (the fund) of the Advisory Agreement (the Advisory Agreement) with Manulife Investment Management Private Markets (US) LLC (the Advisor). The Advisory Agreement was re-approved for an annual period at a videoconference1 meeting dated October 20, 2021. The Trustees who are not "interested persons" of the Trust as defined by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees.

Continuation of Advisory Agreement

At a videoconference meeting held on October 20, 2021, the Board, including all of the Trustees who are not parties to any Agreement or considered to be interested persons of the fund under the 1940 Act, re-approved for an annual period the proposed continuation of the advisory agreement with respect to the fund.

In considering the Advisory Agreement with respect to the fund, the Board received in advance of the meeting a variety of materials relating to the fund and the Advisor, including, to the extent available, comparative performance, fee and expense information for other comparable investment companies, performance information for an applicable benchmark index, aggregate performance information for similarly situated commercial real estate whole loan providers, and other information provided by the Advisor regarding the nature, extent, and quality of services provided by the Advisor under the Advisory Agreement, as well as information regarding the Advisor's revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. The information received and considered by the Board in connection with the October meeting was both written and oral. The Board also considered the nature, quality, and extent of the non-advisory services, if any, provided to the fund by the Advisor's affiliates, including placement agent services.

Throughout the process, the Board asked questions of and were afforded the opportunity to request additional information from management. The Board is assisted by counsel for the fund and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement and discussed the proposed continuation of the Advisory Agreement in private sessions with their independent legal counsel at which no representatives of management were present.

Continuation of Advisory Agreement

In approving the proposed continuation of the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board noted that, at the meeting when the renewal of the Advisory Agreement is considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board at prior meetings with respect to the services provided by the Advisor, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations with respect to the fund.

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and

John Hancock GA Mortgage Trust

Board considerations (unaudited)

management structure, and information regarding the Advisor's compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust's Chief Compliance Officer (CCO) regarding the fund's compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund's compliance programs, risk management and other programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, and for monitoring and reviewing the activities of third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including investment, operational, enterprise, regulatory and compliance risks. In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor's management and the quality of the performance of the Advisor's duties, through Board meetings, discussions and reports during the preceding year and through each Trustee's experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)the skills and competency with which the Advisor has in the past managed the Trust's affairs;

(b)the background, qualifications, and skills of the Advisor's personnel;

(c)the Advisor's compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;

(d)the Advisor's administrative capabilities, including its ability to supervise the other service providers for the fund;

(e)the financial condition of the Advisor and whether it has the financial wherewithal to continue to provide a high level and quality of services to the fund;

(f)the Advisor's initiatives intended to improve various aspects of the fund's operations; and

(g)the Advisor's reputation and experience in serving as an investment advisor to the Trust.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

Investment performance. In considering the fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund's performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a)reviewed information prepared by management regarding the fund's performance;

(b)considered the comparative performance of an applicable benchmark index;

(c)considered the performance of comparable funds; and

(d)took into account the Advisor's analysis of the fund's performance and its plans and recommendations regarding the fund's advisory arrangement generally.

The Board noted that while it found the comparative data provided by the Advisor generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group and the strategies and fund structures of the peers selected. The Board noted that the fund underperformed its

John Hancock GA Mortgage Trust

Board considerations (unaudited)

benchmark index and its peer group median for the one-year period ended July 31, 2021. The Board also took into account management's discussion of the factors that contributed to the fund's recent underperformance, including the relatively recent inception period of the fund. The Board concluded that the fund's performance is being monitored and reasonably addressed, where appropriate.

Fees and Expenses. The Board reviewed comparative information regarding the fund's fees and expenses, including, among other data, the fund's management fees and net total expenses as compared to other comparable investment companies. The Board considered that the management fees were lower than the median advisory fee across the universe of closed-end, interval funds presented and with respect to categories of closed-end interval funds that most closely align with the fund's investment strategy. The Board noted that the peer group was imperfect given the unique investment strategy and structure of the Fund. The Board took into account management's discussion of the fund's expenses. The Board reviewed information provided by the Advisor concerning investment advisory fees charged to other clients having similar investment mandates, if any. The Board considered any difference between the Advisor's services to the fund and the services they provide to other such comparable clients or funds.

The Board concluded that the advisory fees paid by the fund are reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.

Profitability/Fall Out Benefits. In considering the costs of the services provided and the profits realized by the Advisor and its affiliates from the Advisor's relationship with the fund, the Board:

(a)reviewed financial information of the Advisor;

(b)considered that the Advisor will also provide administrative services to the fund on a cost basis pursuant to a services agreement;

(c)noted that affiliates of the Advisor will provide placement agency services to the fund;

(d)noted that the Advisor will derive reputational and other indirect benefits from providing advisory services to the fund;

(e)considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it will provide to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, and regulatory risk; and

(f)reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund.

Economies of Scale. In considering the extent to which the fund realizes any economies of scale and whether the fee level reflects these economies of scale for the benefit of the fund's shareholders, the Board took into account management's discussions of the current advisory fee structure, and, as noted above, the services the Advisor provides in performing its functions under the Advisory Agreement.

In considering the extent to which economies of scale would be realized if the fund grows and whether the fee level reflects these economies of scale, the Board:

(a)reviewed the fund's advisory fee structure and took into account management's discussion of the fund's advisory fee structure; and

(b)also considered the potential effect of the fund's future growth in size on its performance and fees.

Based on the Board's evaluation of all factors that the Board deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, concluded that continuation of the Advisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement.

John Hancock GA Mortgage Trust

Board considerations (unaudited)

1On June 19, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued an exemptive order (the Order) pursuant to Sections 6(c) and 38(a) of the Investment Company Act of 1940, as amended (the 1940 Act), that temporarily exempts registered investment management companies from the in-person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Order are ratified at the next in-person meeting. The Board determined that reliance on the Order was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the Board's May and June meetings were held via videoconference in reliance on the Order. This exemptive order supersedes, in part, a similar earlier exemptive order issued by the SEC.

John Hancock GA Mortgage Trust

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee the Fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and executed policies formulated by the Trustees.

	Term of Office and	Principal Occupation(s) During Past 5	Number of Portfolios in Fund
Name (Birth Year)	Length of Time Served1	Years	Complex Overseen by Trustee
Hassell H. McClellan2(1945)	Trustee and Chairperson of the	Director/Trustee, Virtus Funds	2
	Board (since 2020)	(2008-2020); Director, The Barnes
		Group (2010-2021); Associate
		Professor, The Wallace E. Carroll
		School of Management, Boston
		College (retired 2013) Trustee (since
		2005) and Chairperson of the Board
		(since 2017) of various trusts within
		the John Hancock Fund Complex.
		Trustee and Chairperson of the
		Board, John Hancock GA Senior
		Loan Trust (since 2020).
Grace K. Fey2(1946)	Trustee (since 2020)	Chief Executive Officer, Grace Fey	2
		Advisors (since 2007); Director and
		Executive Vice President, Frontier
		Capital Management Company
		(1988–2007); Director, Fiduciary
		Trust (since 2009). Trustee of
		various trusts within the John
		Hancock Fund Complex (since
		2008). Trustee, John Hancock GA
		Senior Loan Trust (since 2020).
Deborah C. Jackson2(1952)	Trustee (since 2020)	President, Cambridge College,	2

Cambridge, Massachusetts (since 2011); Board of Directors, Amwell Corporation (since 2020); Board of Directors, Massachusetts Women's Forum (2018-2020); Board of Directors, National Association of Corporate Directors/New England (2015-2020); Board of Directors, Association of Independent Colleges and Universities of Massachusetts (2014-2017); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002–2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996–2009); Board of Directors of Boston Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011) Trustee of various trusts within the John Hancock Fund Complex (since 2008). Trustee, John Hancock GA Senior Loan Trust (since 2020).

John Hancock GA Mortgage Trust

Trustees and Officers

Principal Officers who are not Trustees
Name (Birth Year)	Position(s) with the Fund	Principal Occupation(s) During Past 5 Years

Ian Roke (1969)	President (since 2020)	Vice President, Product Support & Investment Strategy, Global Asset
Liability Management for John Hancock and Manulife (since 2013);
President, John Hancock GA Senior Loan Trust (since 2020).
Heidi Knapp (1970)	Treasurer and Chief Financial	Vice President, John Hancock Life Insurance Company (U.S.A.),
	Officer (since 2019)	including prior positions (since 2017); Vice President, John Hancock
Life Insurance Company of New York, including prior positions (since
2017); Vice President, John Hancock Life & Health Insurance
Company, including prior positions (since 2017); Vice President,
Hancock Capital Investment Management, LLC, including prior
positions (since 2018); Treasurer and Chief Financial Officer, John
Hancock GA Senior Loan Trust (since 2020).
Jason M. Pratt (1974)	Chief Compliance Officer (since	Assistant Vice President and Senior Counsel, John Hancock Life
	2019)	Insurance Company (U.S.A.) (since 2011); Assistant Vice President,
John Hancock Life Insurance Company of New York (since 2014);
Assistant Vice President, John Hancock Life & Health Insurance
Company (since 2014); Chief Compliance Officer, Hancock Capital
Investment Management, LLC (since 2013); Chief Compliance
Officer, Hancock Capital Management, LLC (since 2013); Chief
Compliance Officer, John Hancock Funding Company, LLC (since
2018); and Chief Compliance Officer, John Hancock GA Senior Loan
Trust (since 2020); Vice President and Senior Counsel, John
Hancock Life Insurance Company (U.S.A), John Hancock Life
Insurance Company of New York, and John Hancock Life & Health
Insurance Company (since 2019).
E. David Pemstein (1967)	Secretary and Chief Legal Officer	Senior Managing Director and Chief Counsel, North American
	(since 2019)	Investments for John Hancock and Manulife (since 2015); AVP &
Senior Counsel, North American Investments for John Hancock and
Manulife (since 2006), Secretary and Chief Legal Officer, John
Hancock GA Senior Loan Trust (since 2020).

The business address for all Trustees and Officers is 197 Clarendon Street, Boston, Massachusetts 02116.

The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees.

1Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee's death, retirement, resignation, or removal.

2Member of the Audit Committee.

John Hancock GA Mortgage Trust

More information

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov.

All of the fund's holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund's Form N-PORT filings are available on the SEC's website, sec.gov.

ITEM 2. CODE OF ETHICS.

As of the end of the year, December 31, 2021, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the "Covered Officers"). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Grace K. Fey is the audit committee financial expert and is "independent", pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant(s) for John Hancock GA Mortgage Trust for the audit of the registrant's annual financial statements or services that are normally provided by the accountant(s) in connection with statutory and regulatory filings or engagements amounted to $88,000 for each of the fiscal years ended December 31, 2021 and December 31, 2020. These fees were billed to the registrant and were approved by the registrant's audit committee.

(b) Audit-Related Services

Audit-related fees for John Hancock GA Mortgage Trust amounted to $0 for the fiscal years ended December 31, 2021 and December 31, 2020 billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant ("control affiliates").

(c) Tax Fees

The aggregate fees for John Hancock GA Mortgage Trust billed for professional services rendered by the principal accountant(s) for the tax compliance, tax advice and tax planning ("tax fees") amounted to $15,000 for each of the fiscal years ended December 31, 2021 and December 31, 2020. The nature of the services comprising the tax fees was the review of the registrant's tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant's audit committee.

(d) All Other Fees

All other fees for John Hancock GA Mortgage Trust billed to the registrant or control affiliates for products and services provided by the principal accountant were $0 for the fiscal years ended December 31, 2021 and December 31, 2020.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

John Hancock GA Mortgage Trust's (fund) Audit Committee must pre-approve all audit and non- audit services provided by the independent registered public accounting firm (the "Auditor") relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The fund's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per instance/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per instance/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees, Tax Fees and All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f)According to the registrant's principal accountant, for the fiscal year ended December 31, 2021, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g)The aggregate non-audit fees billed by the registrant's accountant(s) for services rendered to the registrant and rendered to the registrant's control affiliates for the fiscal year of the registrant were $2,307,993 for the fiscal year ended December 31, 2021 and $2,823,626 for the fiscal year ended December 31, 2020.

(h)The audit committee of the registrant has considered the non-audit services provided by the registrant's principal accountant(s) to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant(s)' independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Grace K. Fey - Chairman

Hassell H. McClellan

Deborah C. Jackson

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)Not applicable.

(b)Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED- END MANAGEMENT INVESTMENT COMPANIES.

See attached exhibit - Proxy Voting Policies and Procedures.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Information about the Manulife Investment Management Private Markets (US) LLC portfolio managers who share joint responsibility for the day-to-day investment management of John

Hancock GA Mortgage Trust is below. It provides a brief summary of their business careers over the past five years. Information is provided as of the filing date of this N-CSR.

Henry Wong

Senior Managing Director

Joined Adviser in 2007

Began career in 1998

Michael A. Foreman, CFA

Portfolio Manager

Began Investment Career: 1997

Joined John Hancock: 1987

Long Hoang

Portfolio Manager

Began Investment Career: 1999

Joined John Hancock: 1998

Daniel A. Walker, CFA

Portfolio Manager

Began Investment Career: 2012

Joined John Hancock: 2012

Other Accounts the Portfolio Managers are Managing

The table below indicates, for each portfolio manager, information about the accounts over which the portfolio manager has day-to-day investment responsibility. All information on the number of accounts and total assets in the table is as of December 31, 2021. For purposes of the table, "Other Pooled Investment Vehicles" may include investment partnerships and group trusts, and "Other Accounts" may include separate accounts for institutions or individuals, insurance company general or separate accounts, pension funds and other similar institutional accounts.

	Registered Investment		Other Pooled
	Companies		Investment Vehicles		Other Accounts

	Number	Total	Number	Total	Number	Total
	of	Assets	of	Assets	of	Assets
	Accounts	$Million	Accounts	$Million	Accounts	$Million
Henry Wong	1	$219	0	$0	0	$0

Michael A.	1	$219	0	0	0	0
Foreman
Long Hoang	1	$219	0	0	0	0

Daniel A.	1	$219	0	0	5	$8,148
Walker
Yi Ying	1	$219	0	0	2	$15,484

Number and value of accounts within the total accounts that are subject to a performance-based advisory fee: For each portfolio manager in the above table, 1 account with total assets (in millions) of $219.

Conflicts of Interest. The portfolio manager serves in a dual capacity as an officer of the Adviser and an employee and officer of one or more John Hancock affiliated companies (John Hancock).

In these roles he provides investment advice and/or investment management-related services to John Hancock as well the Adviser's advisory client accounts. As such there may be an incentive to favor one account over another, resulting in conflicts of interest. For instance the Adviser or John Hancock may, for example, directly or indirectly, receive fees from an account that are higher than the fee (or other economic benefit) it receives from the Fund. In those instances, the portfolio manager may have an incentive to not favor the Fund over another account. The Adviser has adopted, as relevant, trade allocation and other policies and procedures that it believes are reasonably designed to address any potential conflicts of interest.

Compensation of Portfolio Managers. At the present time, the portfolio manager is paid by John Hancock a fixed annual salary as well as an employment compensation bonus that is currently based (in part) on the investment performance of certain accounts of John Hancock. This performance is independent of the investments made by the Adviser on behalf of its clients, including John Hancock GA Mortgage Trust.

Share Ownership by Portfolio Managers. For purposes of these tables, "similarly managed accounts" include all accounts that are managed (i) by the same portfolio managers that are jointly and primarily responsible for the day-to-day management of John Hancock GA Mortgage Trust; and (ii) with an investment style, objective, policies and strategies substantially similar to those that are used to manage John Hancock GA Mortgage Trust.

		Range of
	Range of	Beneficial
		Ownership in
	Beneficial	similarly
	Ownership in the	managed
Portfolio Manager	Fund	accounts
Henry Wong	$0	$0
Michael A. Foreman	0	0
Long Hoang	0	0
Daniel A. Walker	0	0
Yi Ying	0	0

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a)Not applicable.

(b)Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached "Nominating, Governance and Administration Committee Charter."

ITEM 11. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Registrant did not participate in securities lending activities.

ITEM 13. EXHIBITS.

(a)(1) Code of Ethics for Covered Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached "Nominating, Governance and Administration Committee Charter."

(c)(2) Proxy Voting Policies and Procedures are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock GA Mortgage Trust

By:	/s/ Ian Roke
------------------------------
Ian Roke
President
Date:	February 18, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ian Roke
-------------------------------
Ian Roke
President
Date:	February 18, 2022
By:	/s/ Heidi Knapp
-------------------------------
Heidi Knapp
Treasurer and Chief Financial Officer
Date:	February 18, 2022